Employee Retirement Benefits Other Postretirement Employee Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Benefit Obligation	$ 6	$ 6	$ 6